Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations	¥ 21,108	¥ 26,154	¥ 25,535
Income tax paid	(1,536)	(1,261)	(1,210)
Net cash flows from operating activities	19,572	24,893	24,325
Cash flows from investing activities
Additions to property, plant and equipment	(7,796)	(21,533)	(8,609)
Additions to prepayments for land use right	(8)	(86)	(82)
Additions to intangible assets	(126)	(232)	(109)
Advanced payments on acquisition of aircraft	(16,759)	(16,864)	(24,772)
Advanced from disposal of prepayments for land use right	269
Proceeds from disposal of assets classified as held for sale		518	4,227
Proceeds from disposal of available for sale investments	5		35
Proceeds from disposal of property, plant and equipment	1,043	690	1,294
Proceeds from disposal of prepayments for land use right	3	56	47
Proceeds from disposal of intangible asets	1
Decrease/(increase) in restricted and short-term bank deposits	3	(1)	3
Increase in shareholding in associates	(64)		(413)
Proceeds from disposal of an associate	12	12
Interest received	111	96	66
Dividends received	97	164	92
Proceeds from disposal of interest in a subsidiary	1,897		49
Repayment of loans from an associate			372
Net cash flows used in investing activities	(21,312)	(37,180)	(27,800)
Cash flows from financing activities
Proceeds from issue of shares		8,540	2,855
Proceeds from draw-down of short-term bank loans	33,629	39,159	26,916
Proceeds from issuance of short-term debentures	29,000	47,500	21,500
Proceeds from issuance of long-term bonds	2,450	12,526
Proceeds from draw-down of long-term bank loans		7,518	11,643
Proceeds from draw-down of other financing activities	12,320	19,027	12,929
Repayments of short-term debentures	(36,000)	(46,000)	(10,000)
Repayments of short-term bank loans	(18,383)	(36,728)	(34,767)
Repayments of long-term bank loans	(3,246)	(28,803)	(10,540)
Repayments of long-term bonds		(5,497)
Principal repayments of finance lease obligations	(10,587)	(8,606)	(6,350)
Interest paid	(3,706)	(3,206)	(3,065)
Dividends paid	(709)	(738)
Dividends paid to non-controlling interests of subsidiaries	(60)	(58)	(38)
Net cash flows from financing activities	4,708	4,634	11,083
Net increase/(decrease) in cash and cash equivalents	2,968	(7,653)	7,608
Cash and cash equivalents at beginning of year	1,695	9,080	1,355
Effect of foreign exchange rate changes	(47)	268	117
Cash and cash equivalents at December 31	¥ 4,616	¥ 1,695	¥ 9,080